Income Taxes - Additional information (Detail) - JPY (¥) ¥ in Millions			12 Months Ended
		Apr. 01, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Taxes [Line Items]
Income tax benefit recognized from operating losses			¥ 6,086	¥ 1,901	¥ 1,787
Effective statutory tax rate			31.00%	31.00%	31.00%
Net deferred tax assets reported within Other assets-Other	[1]		¥ 25,224	¥ 24,254
Net deferred tax liabilities reported within Other liabilities			88,596	61,047
Undistributed earnings, No deferred tax provided			76,310
Operating loss carryforwards			2,252,303
Decrease in unrecognized tax benefits is reasonably possible			17,561	10,057	¥ 5,766
Forecast [Member]
Income Taxes [Line Items]
Effective statutory tax rate		31.50%
Amount of income tax rate adjustment due to change in effective statutory income tax rate		¥ 2,077
Other liabilities [Member]
Income Taxes [Line Items]
Net deferred tax liabilities reported within Other liabilities			113,820	¥ 85,301
Indefinitely [Member]
Income Taxes [Line Items]
Operating loss carryforwards			1,453,388
Initial term [Member]
Income Taxes [Line Items]
Operating loss carryforwards			¥ 701,498
Expiration year			Mar. 31, 2035
Next term [Member]
Income Taxes [Line Items]
Operating loss carryforwards			¥ 97,417
Company and domestic subsidiaries [Member] | Domestic [Member]
Income Taxes [Line Items]
Operating loss carryforwards			327,402
Subsidiaries [Member] | United Kingdom [Member]
Income Taxes [Line Items]
Operating loss carryforwards			779,578
Subsidiaries [Member] | United States [Member]
Income Taxes [Line Items]
Operating loss carryforwards			691,558
Subsidiaries [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Operating loss carryforwards			393,409
Subsidiaries [Member] | Other tax jurisdictions [Member]
Income Taxes [Line Items]
Operating loss carryforwards			¥ 60,356

[1]	Net deferred tax assets are deferred tax assets offset by deferred tax liabilities which relate to the same tax-paying component within a particular tax jurisdiction. Net deferred tax liabilities are deferred tax liabilities offset by deferred tax assets which relate to the same tax-paying component within a particular tax jurisdiction. See Note 15 “Income taxes” for further information.